Putnam
Japan
Fund

SEMIANNUAL REPORT

February 28, 1998

[LOGO: BOSTON * LONDON * TOKYO]



The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 2/28/98. Additional details, including fund strategy, performance, and manager's outlook, will be provided in the annual report, which will cover the 12 months ended 8/31/98.



Portfolio of investments owned
February 28, 1998 (Unaudited)


COMMON STOCKS (97.8%) *

NUMBER OF SHARES                                                                                       VALUE


Automotive (5.1%)
------------------------------------------------------------------------------------------------------------
          3,000  Fuji Machinery +                                                             $        5,307
          8,000  NHK Spring Co., Ltd.                                                                 26,148
          3,000  Suzuki Motor Co., Ltd.                                                               31,892
          2,000  Toyota Motor Corp.                                                                   55,375
                                                                                              --------------
                                                                                                     118,722

Basic Industrial Products (3.7%)
------------------------------------------------------------------------------------------------------------
          2,000  Enplas Corp.                                                                         26,973
          1,000  Hoya Corp.                                                                           26,577
          2,000  Toya Seikan Kaisha                                                                   32,844
                                                                                              --------------
                                                                                                      86,394

Building and Construction (0.5%)
------------------------------------------------------------------------------------------------------------
          3,000  INAX Corp.                                                                           12,614

Business Equipment and Services (2.6%)
------------------------------------------------------------------------------------------------------------
          1,000  Dai Nippon Printing Co., Ltd.                                                        17,057
          4,000  Ricoh Co., Ltd.                                                                      42,840
                                                                                              --------------
                                                                                                      59,897
Computer Services and Software (4.8%)
------------------------------------------------------------------------------------------------------------
          1,000  Fuji Soft AB, Inc.                                                                   33,320
          7,000  Fujitsu Ltd.                                                                         78,858
                                                                                              --------------
                                                                                                     112,178

Conglomerates (2.1%)
------------------------------------------------------------------------------------------------------------
         16,000  Itochu Corp.                                                                         47,600

Cosmetics (2.2%)
------------------------------------------------------------------------------------------------------------
          4,000  Shiseido Co., Ltd.                                                                   50,456

Electronics and Electrical Equipment (15.7%)
------------------------------------------------------------------------------------------------------------
          1,000  Fanuc                                                                                36,493
            500  Hirose Electric Co. Ltd.                                                             26,378
          3,000  Matsushita Electric Industrial Co.                                                   43,792
          3,000  NEC Corp.                                                                            33,558
          2,000  Nippondenso Co., Ltd.                                                                40,936
          1,000  Secom Co. +                                                                          62,436
            500  Sony Corp.                                                                           45,220
          1,000  Tokyo Electron Ltd.                                                                  36,017
          9,000  Toshiba Corp.                                                                        40,413
                                                                                              --------------
                                                                                                     365,243

Food and Beverages (2.5%)
------------------------------------------------------------------------------------------------------------
          1,000  Matsumotokiyoshi                                                                     37,604
          3,000  Yakult Honsha                                                                        20,349
                                                                                              --------------
                                                                                                      57,953

Insurance and Finance (34.1%)
------------------------------------------------------------------------------------------------------------
         14,000  Akita Bank Ltd.                                                                      60,532
          8,000  Fuji Fire & Marine Insurance +                                                       21,769
         17,000  Joyo Bank                                                                            73,772
         15,000  Keiyo Bank                                                                           39,865
          5,000  Mitsubishi Bank Ltd.                                                                 71,004
         16,000  Mitsui Marine and Fire Insurance Co., Ltd. +                                         89,361
          3,000  Mitsui Real Estate Sales Co.                                                         22,658
         16,000  Nippon Shinpan Co.                                                                   31,987
          4,000  Nissan Fire & Marine Insurance +                                                     14,470
          1,000  Orix Corp. +                                                                         72,987
          4,000  Sanwa Bank Ltd.                                                                      39,984
         11,000  Sumitomo Marine & Fire +                                                             69,377
          2,000  Takefuji Corp.                                                                      109,480
          2,000  The Long-Term Credit Bank of Japan, Ltd.                                              5,426
          6,000  Tokio Marine & Fire Insurance Co. Ltd. +                                             68,068
                                                                                              --------------
                                                                                                     790,740

Medical Supplies and Devices (2.4%)
------------------------------------------------------------------------------------------------------------
          2,000  Takeda Chemical Industries                                                           55,534

Metals and Mining (2.8%)
------------------------------------------------------------------------------------------------------------
          6,000  Hitachi Metals Ltd.                                                                  27,370
         22,000  Kawasaki Steel Corp.                                                                 37,001
                                                                                              --------------
                                                                                                      64,371

Paper and Forest Products (3.1%)
------------------------------------------------------------------------------------------------------------
         14,000  Nippon Paper Industries Co. Ltd.                                                     71,415

Pharmaceuticals and Biotechnology (3.5%)
------------------------------------------------------------------------------------------------------------
          1,000  Sankyo Co., Ltd.                                                                     26,894
          6,000  Shionogi & Co., Ltd.                                                                 31,131
          1,000  Taisho Pharmaceutical Co. +                                                          23,562
                                                                                              --------------
                                                                                                      81,587

Real Estate (1.0%)
------------------------------------------------------------------------------------------------------------
          2,000  Mitsubishi Estate Co., Ltd.                                                          22,372

Retail (3.6%)
------------------------------------------------------------------------------------------------------------
          4,000  Seiyu Ltd.                                                                           13,994
          1,000  Seven-Eleven Japan Co., Ltd.                                                         69,972
                                                                                              --------------
                                                                                                      83,966

Telecommunications (2.3%)
------------------------------------------------------------------------------------------------------------
          1,000  Matsushita Communication Industrial Co., Ltd.                                        32,844
          2,000  Uniden Ord                                                                           21,103
                                                                                              --------------
                                                                                                      53,947

Transportation (0.5%)
------------------------------------------------------------------------------------------------------------
          2,000  Seino Transportation +                                                               11,964

Utilities (5.3%)
------------------------------------------------------------------------------------------------------------
          5,000  Chubu Electric Power, Inc.                                                           80,131
          3,000  Kyushu Electric Power, Inc.                                                          43,792
                                                                                              --------------
                                                                                                     123,923
                                                                                              --------------
                 Total Common Stocks (cost $2,861,157)                                        $    2,270,876

SHORT-TERM INVESTMENTS (2.9%) * (cost $67,021)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------

       $67,000   Interest in $700,000,000 joint repurchase agreement
                   dated February 28, 1998 with Goldman Sachs
                   due March 2, 1998 with respect to various
                   U.S. Treasury obligations -- maturity value
                   of $67,032 for an effective yield of 5.64%                                 $       67,021

------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,928,178) ***                                      $    2,337,897
------------------------------------------------------------------------------------------------------------

   * Percentages indicated are based on net assets of $2,321,959.
 *** The aggregate identified cost on a tax basis is $2,940,049 resulting in gross unrealized appreciation and depreciation of $56,474 and $658,626 respectively, or net unrealized depreciation of
     $602,152.
   + Non-income-producing security.

     The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,928,178) (Note 1)                                                   $ 2,337,897
---------------------------------------------------------------------------------------------------
Cash                                                                                            135
---------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                               781
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                          275
---------------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                              2,579
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    3,121
---------------------------------------------------------------------------------------------------
Total assets                                                                              2,344,788

Liabilities
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                    2,000
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                      540
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                   777
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                      7
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                    3,662
---------------------------------------------------------------------------------------------------
Payable for auditing                                                                         11,300
---------------------------------------------------------------------------------------------------
Payable for legal                                                                             2,171
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                        2,372
---------------------------------------------------------------------------------------------------
Total liabilities                                                                            22,829
---------------------------------------------------------------------------------------------------
Net assets                                                                              $ 2,321,959

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                         $ 3,625,029
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                    (7,197)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions (Note 1)                                                 (705,577)
---------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets
and liabilities in foreign currencies                                                      (590,296)
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                              $ 2,321,959

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($2,321,959 divided by 431,461 shares)                                                        $5.38
---------------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $5.38)*                                                $5.71
---------------------------------------------------------------------------------------------------
* On single retail sales of less than $50,000. On sales on $50,000 or more and on group sales the offering price is reduced.

  The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 28, 1998 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $1,607)                                                $    9,109
--------------------------------------------------------------------------------------------------
Interest                                                                                        82
--------------------------------------------------------------------------------------------------
Total investment income                                                                      9,191

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                             9,743
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                               3,282
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            1,078
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                20
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                 127
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                      2,440
--------------------------------------------------------------------------------------------------
Auditing                                                                                    12,685
--------------------------------------------------------------------------------------------------
Legal                                                                                        2,107
--------------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                            (13,696)
--------------------------------------------------------------------------------------------------
Total expenses                                                                              17,786
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                  (1,532)
--------------------------------------------------------------------------------------------------
Net expenses                                                                                16,254
--------------------------------------------------------------------------------------------------
Net investment loss                                                                         (7,063)
--------------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                          (313,093)
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                                   (614)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities
in foreign currencies during the period                                                         (6)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                              (160,253)
--------------------------------------------------------------------------------------------------
Net loss on investments                                                                   (473,966)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                    $ (481,029)
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                             Six months ended         Year ended
                                                                                  February 28          August 31
                                                                          --------------------------------------
                                                                                        1998*               1997
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
----------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------
Net investment loss                                                               $    (7,063)        $  (14,502)
----------------------------------------------------------------------------------------------------------------
Net realized loss on investments
and foreign currency transactions                                                    (313,707)          (324,719)
----------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments
and assets and liabilities in foreign currencies                                     (160,259)          (126,020)
----------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                 (481,029)          (465,241)
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------
From net investment income                                                            (57,361)           (29,097)
----------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                      --            (72,178)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                         (184,222)           591,344
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                              (722,612)            24,828

Net assets
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 3,044,571          3,019,743
----------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income and undistributed
net investment income of $7,197 and $57,227, respectively)                        $ 2,321,959         $3,044,571
----------------------------------------------------------------------------------------------------------------
* Unaudited

  The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six months
                                                                                     ended                        For the period
Per-share                                                                          February 28      Year ended    Dec. 28, 1995+
operating performance                                                              (Unaudited)       August 31     to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $6.65            $7.97            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss (c)                                                                (.01)            (.03)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                   (1.12)           (1.02)            (.51)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                 (1.13)           (1.05)            (.53)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.14)            (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                           --             (.19)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.14)            (.27)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $5.38            $6.65            $7.97
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                            (16.91)*         (13.43)           (6.24)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                       $2,322           $3,045           $3,020
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)                                                            .72*            1.46              .98*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(c)                                                           (.29)*           (.50)            (.29)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                32.65*          100.61            46.39*
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                            $.0462           $.0507           $.0508
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through brokerage service and expense offset arrangements. (Note 2).

(c) Reflects an expense limitation during the period (Note 2).  As a result of such limitation, expenses for the fund for the period ended February 28, 1998, the year ended August 31, 1997, and the period ended
    August 31, 1996, reflect a reduction of $0.02, $0.05 and $0.04 per share, respectively.




Notes to financial statements
February 28, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Japan Fund (the "fund") is one of a series of Putnam Investments Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in common stocks and equity securities, including securities convertible into common stocks or other equity securities, of Japanese companies.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value which is determined using the last reported sale price on its principle exchange, or if no sales are reported -- as is the case of some securities traded over the counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other investments are stated at fair market value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six month period ended February
28, 1998, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At August 31, 1997, the fund had a capital loss carryover of approximately $46,000 available to offset future net capital gain, if any, which will expire on August 31, 2005.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1998 to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. would exceed an annual rate of 1.45% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 28, 1998, fund expenses were reduced by $1,532 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the plan.

For the six months ended February 28, 1998, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares of the fund.

Note 3
Purchases and sales

During the six months ended February 28, 1998 purchases and sales of investment securities other than short-term investments aggregated $785,202 and $974,556, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1998 there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended
                                        February 28, 1998
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                          46,385       $  253,619
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        11,518           57,361
------------------------------------------------------------
                                     57,903          310,980

Shares
repurchased                         (83,943)        (495,202)
------------------------------------------------------------
Net decrease                        (26,040)      $ (184,222)
------------------------------------------------------------

                                            Year ended
                                         August 31, 1997
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                         342,830       $2,631,727
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        14,169          101,162
------------------------------------------------------------
                                    356,999        2,732,889

Shares
repurchased                        (278,306)      (2,141,545)
------------------------------------------------------------
Net increase                         78,693       $  591,344
------------------------------------------------------------

At February 28, 1998, Putnam Investments, Inc. owned 400,150 shares of the fund (92.7% of shares outstanding), valued at $2,152,807.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

John J. Morgan
Vice President

Carol McMullen
Vice President

Brett C. Browchuk
Vice President

Robert Swift
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Japan Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' web site: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

41229     4/98